Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preference shares par value	$ 0.0001	$ 0.0001
Preference shares authorized	5,000,000	5,000,000
Preference shares issued	0	0
Preference shares outstanding	0	0
Enjoy Technology Inc [Member]
Due to related parties noncurrent	$ 20,000	$ 20,000	$ 20,000
Due to related parties current	$ 200	$ 200
Temporary equity shares authorized	153,809,943	149,856,749	149,856,749
Temporary equity shares issued	153,473,639	149,520,445	149,520,445
Temporary equity shares outstanding		149,520,445	149,520,445
Ordinary shares par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares authorized	253,953,194	250,000,000	250,000,000
Ordinary shares issued	65,230,349	62,156,512	61,354,259
Ordinary shares outstanding	65,230,349	62,156,512	61,354,259
Temporary equity liquidation preference	$ 377,057	$ 362,057	$ 362,057
Common Class A [Member]
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity shares outstanding	33,137,137	33,044,958
Ordinary shares redemption price per share	$ 10.00	$ 10.00
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued	4,237,863	4,330,042
Ordinary shares outstanding	4,237,863	4,330,042
Common Class B [Member]
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares issued	9,343,750	9,343,750
Ordinary shares outstanding	9,343,750	9,343,750
Redeemable Convertible Preferred Stock [Member] | Enjoy Technology Inc [Member]
Temporary equity par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Temporary equity shares authorized	153,809,943	149,856,749	149,856,749
Temporary equity shares issued	153,473,639	149,520,445	149,520,445
Temporary equity shares outstanding	153,473,639	149,520,445	149,520,445
Temporary equity liquidation preference	$ 377,100	$ 362,100	$ 362,100